SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2015
Schedule Of Regulatory Balancing Accounts [Abstract]
Schedule Of Regulatory Balancing Accounts
SUMMARY OF REGULATORY BALANCING ACCOUNTS AT DECEMBER 31
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	2015	2014	2015	2014	2015	2014
Current:
Overcollected	$(1,200)	$(1,730)	$(756)	$(1,195)	$(444)	$(535)
Undercollected	1,473	2,476	1,063	1,906	410	570
Net current receivable (payable)(1)	273	746	307	711	(34)	35
Noncurrent:
Undercollected(2)	215	173	―	―	215	173
Total net receivable	$488	$919	$307	$711	$181	$208
(1)	At December 31, 2015, the net receivable at SDG&E and the net payable at SoCalGas are shown separately on Sempra Energy's Consolidated Balance Sheet.
(2)	Long-term undercollected balance is included in Regulatory Assets (long-term) on Sempra Energy's Consolidated Balance Sheets and Other Regulatory Assets (long-term) on SoCalGas' Consolidated Balance Sheets.

Schedule Of Regulatory Assets (Liabilities) [Abstract]
Schedule of regulatory assets and liabilities
REGULATORY ASSETS (LIABILITIES) AT DECEMBER 31
(Dollars in millions)
	2015	2014
SDG&E:
Fixed-price contracts and other derivatives	$99	$76
Costs related to SONGS plant closure(1)	257	308
Costs related to wildfire litigation	362	373
Deferred taxes recoverable in rates	914	824
Pension and other postretirement benefit plan obligations	180	171
Removal obligations(2)	(1,629)	(1,557)
Unamortized loss on reacquired debt	12	12
Environmental costs	16	27
Legacy meters(1)	32	47
Sunrise Powerlink fire mitigation	117	116
Other	9	10
Total SDG&E	369	407
SoCalGas:
Pension and other postretirement benefit plan obligations	629	613
Employee benefit costs	51	52
Removal obligations(2)	(1,145)	(1,167)
Deferred taxes recoverable in rates	330	195
Unamortized loss on reacquired debt	11	12
Environmental costs	22	22
Workers’ compensation	13	23
Total SoCalGas	(89)	(250)
Other Sempra Energy:
Sempra Natural Gas	(7)	(17)
Sempra Mexico	33	23
Total Other Sempra Energy	26	6
Total Sempra Energy Consolidated	$306	$163
(1)	Regulatory assets earning a rate of return.
(2)	Represents cumulative amounts collected in rates for future nonlegal asset removal costs.

NET REGULATORY ASSETS (LIABILITIES) AS PRESENTED ON THE CONSOLIDATED BALANCE SHEETS AT DECEMBER 31
(Dollars in millions)
	2015			2014
	Sempra			Sempra
	Energy			Energy
	Consolidated	SDG&E	SoCalGas	Consolidated	SDG&E	SoCalGas
Current regulatory assets(1)	$115	$107	$7	$59	$54	$5
Noncurrent regulatory assets(2)	3,058	1,891	1,120	2,858	1,910	916
Current regulatory liabilities(3)	(2)	―	―	(7)	―	―
Noncurrent regulatory liabilities(4)	(2,865)	(1,629)	(1,216)	(2,747)	(1,557)	(1,171)
Total	$306	$369	$(89)	$163	$407	$(250)
(1)	At Sempra Energy Consolidated, included in Other Current Assets.
(2)	Excludes long-term undercollected balancing accounts at December 31, 2015 and 2014 of $215 million and $173 million, respectively, recorded at Sempra Energy Consolidated as Regulatory Assets (long-term) and at SoCalGas as Other Regulatory Assets (long-term).
(3)	Included in Other Current Liabilities.
(4)	At December 31, 2015 and 2014, $72 million and $6 million, respectively, at Sempra Energy Consolidated and $71 million and $4 million, respectively, at SoCalGas are included in Deferred Credits and Other.

Schedule Of Receivables Collection Allowances [Abstract]
Schedule Of Receivables Collection Allowances
COLLECTION ALLOWANCES
(Dollars in millions)
	Years ended December 31,
	2015	2014	2013
Sempra Energy Consolidated:
Allowances for collection of receivables at January 1	$34	$29	$31
Provisions for uncollectible accounts	20	25	16
Write-offs of uncollectible accounts	(22)	(20)	(18)
Allowances for collection of receivables at December 31	$32	$34	$29
SDG&E:
Allowances for collection of receivables at January 1	$7	$5	$6
Provisions for uncollectible accounts	7	7	4
Write-offs of uncollectible accounts	(5)	(5)	(5)
Allowances for collection of receivables at December 31	$9	$7	$5
SoCalGas:
Allowances for collection of receivables at January 1	$17	$12	$14
Provisions for uncollectible accounts	11	15	7
Write-offs of uncollectible accounts	(11)	(10)	(9)
Allowances for collection of receivables at December 31	$17	$17	$12

Schedule Of Inventory Balances [Abstract]
Schedule of inventory
INVENTORY BALANCES AT DECEMBER 31
(Dollars in millions)
	Natural gas				LNG			Materials and supplies		Total
	2015		2014		2015	2014		2015	2014	2015		2014
SDG&E	$6		$8	$	―	$	―	$69	$65	$75		$73
SoCalGas	49	(1)	155		―		―	30	26	79	(1)	181
Sempra South American Utilities	―		―		―		―	30	33	30		33
Sempra Mexico	―		―		3		9	10	9	13		18
Sempra Renewables	―		―		―		―	3	2	3		2
Sempra Natural Gas	94		83		3		5	1	1	98		89
Sempra Energy Consolidated	$149		$246		$6		$14	$143	$136	$298		$396
(1)	As of December 31, 2015, SoCalGas recorded an estimated inventory loss related to the Aliso Canyon natural gas leak of $11 million, included in Insurance Receivable for Aliso Canyon Costs on Sempra Energy's and SoCalGas' Consolidated Balance Sheets. See additional discussion about the Aliso Canyon natural gas storage facility leak in Note 15.

Schedule Of Property Plant And Equipment By Major Functional Category [Abstract]
Schedule Of Property Plant And Equipment By Major Functional Category
PROPERTY, PLANT AND EQUIPMENT BY MAJOR FUNCTIONAL CATEGORY
(Dollars in millions)
	Property, plant		Depreciation rates for
	and equipment at		years ended
	December 31,		December 31,
	2015	2014	2015	2014	2013
SDG&E:
Natural gas operations	$1,642	$1,535	2.52%	2.72%	2.35%
Electric distribution	6,151	5,795	3.79	3.79	3.36
Electric transmission(1)	4,870	4,525	2.62	2.59	2.58
Electric generation(2)	1,891	1,862	3.89	3.86	3.76
Other electric(3)	981	851	5.73	7.09	7.58
Construction work in progress(1)	923	910	NA	NA	NA
Total SDG&E	16,458	15,478
SoCalGas:
Natural gas operations(4)	13,241	12,098	3.83	3.89	3.70
Other non-utility	110	120	3.95	2.88	1.56
Construction work in progress	820	668	NA	NA	NA
Total SoCalGas	14,171	12,886

			Estimated		Weighted average
Other operating units and parent(5):			useful lives		useful life
Land and land rights	289	290	26 to 55 years(6)		40
Machinery and equipment:
Utility electric distribution operations	1,362	1,434	12 to 46 years		43
Generating plants	782	596	5 to 80 years		39
LNG terminals	1,124	1,122	5 to 43 years		43
Pipelines and storage	2,311	2,003	3 to 55 years		45
Other	233	213	1 to 50 years		15
Construction work in progress	1,022	1,053	NA		NA
Other	448	332	2 to 80 years		35
	7,571	7,043
Total Sempra Energy Consolidated	$38,200	$35,407
(1)					At December 31, 2015, includes $374 million in electric transmission assets and $25 million in construction work in progress related to SDG&E's 91-percent interest in the Southwest Powerlink (SWPL) transmission line, jointly owned by SDG&E with other utilities. SDG&E, and each of the other owners, holds its undivided interest as a tenant in common in the property. Each owner is responsible for its share of the project and participates in decisions concerning operations and capital expenditures.
(2)					Includes capital lease assets of $258 million and $243 million at December 31, 2015 and 2014, respectively, primarily related to variable interest entities of which SDG&E is not the primary beneficiary.
(3)					Includes capital lease assets of $20 million and $19 million at December 31, 2015 and 2014, respectively.
(4)					Includes capital lease assets of $30 million and $27 million at December 31, 2015 and 2014, respectively.
(5)					The December 31, 2015 balances include $142 million, $204 million and $28 million and the December 31, 2014 balances include $150 million, $191 million and $24 million of utility plant, primarily pipelines and other distribution assets, at Ecogas, Mobile Gas and Willmut Gas, respectively.
(6)					Estimated useful lives are for land rights.

Schedule Of Accumulated Depreciation And Decommissioning Amounts [Abstract]
Schedule Of Accumulated Depreciation And Decommissioning Amounts
ACCUMULATED DEPRECIATION
(Dollars in millions)
	December 31,
	2015	2014
SDG&E:
Accumulated depreciation:
Electric(1)	$3,512	$3,192
Natural gas	690	668
Total SDG&E	4,202	3,860
SoCalGas:
Accumulated depreciation of natural gas utility plant in service(2)	4,810	4,555
Accumulated depreciation – other non-utility	90	87
Total SoCalGas	4,900	4,642
Other operating units and parent and other:
Accumulated depreciation – other(3)	860	824
Accumulated depreciation of utility electric distribution operations	199	179
	1,059	1,003
Total Sempra Energy Consolidated	$10,161	$9,505
(1)	Includes accumulated depreciation for assets under capital lease of $34 million and $28 million at December 31, 2015 and 2014, respectively. Includes $224 million at December 31, 2015 related to SDG&E's 91-percent interest in the SWPL transmission line, jointly owned by SDG&E and other utilities.
(2)	Includes accumulated depreciation for assets under capital lease of $29 million and $27 million at December 31, 2015 and 2014, respectively.
(3)	The December 31, 2015 balances include $36 million, $35 million and $3 million and the December 31, 2014 balances include $37 million, $29 million and $2 million of accumulated depreciation for utility plant at Ecogas, Mobile Gas and Willmut Gas, respectively.

Schedule Of Capitalized Financing Costs [Abstract]
Schedule Of Capitalized Financing Costs
CAPITALIZED FINANCING COSTS
(Dollars in millions)
	Years ended December 31,
	2015	2014	2013
Sempra Energy Consolidated:
AFUDC related to debt	$26	$22	$22
AFUDC related to equity	107	106	75
Other capitalized interest	68	39	22
Total Sempra Energy Consolidated	$201	$167	$119
SDG&E:
AFUDC related to debt	$14	$15	$16
AFUDC related to equity	37	37	39
Total SDG&E	$51	$52	$55
SoCalGas:
AFUDC related to debt	$12	$7	$6
AFUDC related to equity	36	26	17
Other capitalized interest	1	1	1
Total SoCalGas	$49	$34	$24

Schedule Of Goodwill [Abstract]
Schedule Of Goodwill
GOODWILL
(Dollars in millions)
	Sempra
	South American	Sempra	Sempra
	Utilities	Mexico	Natural Gas	Total
Balance at December 31, 2013	$927	$25	$72	$1,024
Foreign currency translation(1)	(93)	―	―	(93)
Balance at December 31, 2014	834	25	72	931
Foreign currency translation(1)	(112)	―	―	(112)
Balance at December 31, 2015	$722	$25	$72	$819
(1)	We record the offset of this fluctuation to other comprehensive income (loss).

Schedule Of Acquired Finite Lived Intangible Assets By Major Class [Abstract]
Schedule Of Other Intangible Assets
OTHER INTANGIBLE ASSETS
(Dollars in millions)
	Amortization period	December 31,
	(years)	2015	2014
Storage rights	46	$138	$138
Development rights	50	322	322
Other	10 years to indefinite	17	18
		477	478
Less accumulated amortization:
Storage rights		(22)	(19)
Development rights		(47)	(40)
Other		(4)	(4)
		(73)	(63)
		$404	$415

Schedule Of Variable Interest Entities [Abstract]
Schedule Of Variable Interest Entities
AMOUNTS ASSOCIATED WITH OTAY MESA VIE
(Dollars in millions)
			December 31,
			2015	2014(1)
Cash and cash equivalents			$5	$5
Restricted cash			23	8
Inventories			3	3
Other			―	1
Total current assets			31	17
Restricted cash			―	11
Property, plant and equipment, net			383	410
Total assets			$414	$438

Current portion of long-term debt			$10	$10
Fixed-price contracts and other derivatives			14	16
Other			5	3
Total current liabilities			29	29
Long-term debt			303	312
Fixed-price contracts and other derivatives			23	31
Deferred credits and other			6	6
Other noncontrolling interest			53	60
Total liabilities and equity			$414	$438
(1)			As adjusted for the retrospective adoption of ASU 2015-03, as we discuss in Note 2.

	Years ended December 31,
	2015		2014	2013
Operating expenses
Cost of electric fuel and purchased power		$(83)	$(83)	$(91)
Operation and maintenance		19	19	24
Depreciation and amortization		26	27	28
Total operating expenses		(38)	(37)	(39)
Operating income		38	37	39
Interest expense		(19)	(17)	(15)
Income before income taxes/Net income		19	20	24
Earnings attributable to noncontrolling interest		(19)	(20)	(24)
Earnings attributable to common shares	$	―	$ ―	$ ―

Schedule Of Changes In Asset Retirement Obligations [Abstract]
Schedule Of Changes In Asset Retirement Obligations
CHANGES IN ASSET RETIREMENT OBLIGATIONS
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	2015	2014	2015	2014	2015	2014
Balance as of January 1(1)	$2,190	$2,152	$873	$913	$1,276	$1,199
Accretion expense	92	97	40	43	49	52
Liabilities incurred	1	4	―	―	―	―
Reclassification(2)	―	(6)	―	―	―	―
Payments(3)	(80)	(29)	(79)	(29)	―	―
Net revisions, other(4)	52	(28)	(6)	(54)	58	25
Balance at December 31(1)	$2,255	$2,190	$828	$873	$1,383	$1,276
(1)	The current portions of the obligations are included in Other Current Liabilities on the Consolidated Balance Sheets.
(2)	Reclassification to liability held for sale - asset retirement obligation which is included in Other Current Liabilities on the Consolidated Balance Sheet at December 31, 2014.
(3)	The increased payments at SDG&E are for the decommissioning of San Onofre Nuclear Generating Station Units 2 and 3, which we discuss in Note 13.
(4)	The increases at SoCalGas in 2015 and 2014 are related to revisions in estimated cash flows. The decrease in 2014 at SDG&E is due to revised estimates in an updated decommissioning cost study for the San Onofre Nuclear Generating Station, which we discuss in Note 13.

Schedule Of Changes in Accumulated Other Comprehensive Income By Component [Abstract]
Schedule Of Changes In Accumulated Other Comprehensive Income By Component
CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) BY COMPONENT(1)
SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	Foreign		Pension	Total
	currency		and other	accumulated other
	translation	Financial	postretirement	comprehensive
	adjustments	instruments	benefits	income (loss)
Balance as of December 31, 2012	$(240)	$(35)	$(101)	$(376)

Other comprehensive (loss) income before
reclassifications	(159)	2	20	(137)
Amounts reclassified from accumulated other
comprehensive income	270	(2) 7	8	285
Net other comprehensive income	111	9	28	148
Balance as of December 31, 2013	(129)	(26)	(73)	(228)

Other comprehensive loss before
reclassifications	(193)	(70)	(26)	(289)
Amounts reclassified from accumulated other
comprehensive income	―	6	14	20
Net other comprehensive loss	(193)	(64)	(12)	(269)
Balance as of December 31, 2014	(322)	(90)	(85)	(497)

Other comprehensive loss before
reclassifications	(260)	(57)	(10)	(327)
Amounts reclassified from accumulated other
comprehensive income	―	10	8	18
Net other comprehensive loss	(260)	(47)	(2)	(309)
Balance as of December 31, 2015	$(582)	$(137)	$(87)	$(806)
(1)	All amounts are net of income tax, if subject to tax, and exclude noncontrolling interests.
(2)	Represents cumulative foreign currency translation adjustment related to the impairment of our Argentine investments in 2006, which is substantially offset by an accrued liability established at that time. We provide additional information about these investments in Note 4.

CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) BY COMPONENT(1)
SAN DIEGO GAS & ELECTRIC COMPANY
(Dollars in millions)
	Pension	Total
	and other	accumulated other
	postretirement	comprehensive
	benefits	income (loss)
Balance as of December 31, 2012	$(11)	$(11)

Amounts reclassified from accumulated other
comprehensive income	2	2
Net other comprehensive income	2	2
Balance as of December 31, 2013	(9)	(9)

Other comprehensive loss before
reclassifications	(5)	(5)
Amounts reclassified from accumulated other
comprehensive income	2	2
Net other comprehensive loss	(3)	(3)
Balance as of December 31, 2014	(12)	(12)

Other comprehensive income before
reclassifications	3	3
Amounts reclassified from accumulated other
comprehensive income	1	1
Net other comprehensive income	4	4
Balance as of December 31, 2015	$(8)	$(8)
(1)	All amounts are net of income tax, if subject to tax, and exclude noncontrolling interests.

CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) BY COMPONENT(1)
SOUTHERN CALIFORNIA GAS COMPANY
(Dollars in millions)
		Pension	Total
		and other	accumulated other
	Financial	postretirement	comprehensive
	instruments	benefits	income (loss)
Balance as of December 31, 2012	$(15)	$(3)	$(18)

Other comprehensive loss before
reclassifications	―	(2)	(2)
Amounts reclassified from accumulated other
comprehensive income	1	1	2
Net other comprehensive income (loss)	1	(1)	―
Balance as of December 31, 2013	(14)	(4)	(18)

Other comprehensive loss before
reclassifications	―	(3)	(3)
Amounts reclassified from accumulated other
comprehensive income	―	3	3
Net other comprehensive income	―	―	―
Balance as of December 31, 2014	(14)	(4)	(18)

Other comprehensive loss before
reclassifications	―	(1)	(1)
Net other comprehensive loss	―	(1)	(1)
Balance as of December 31, 2015	$(14)	$(5)	$(19)
(1)	All amounts are net of income tax, if subject to tax, and exclude noncontrolling interests.

Schedule Of Reclassifications Out Of Accumulated Other Comprehensive Income [Abstract]
Schedule Of Reclassifications Out Of Accumulated Other Comprehensive Income
RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
(Dollars in millions)
Details about accumulated	Amounts reclassified from accumulated other						Affected line item
other comprehensive income (loss) components	comprehensive income (loss)						on Consolidated Statements of Operations
	Years ended December 31,
	2015		2014		2013
Sempra Energy Consolidated:
Foreign currency translation adjustments	$	―	$	―		$270	Equity Earnings, Net of Income Tax(1)

Financial instruments:
Interest rate and foreign exchange instruments		$18		$21		$11	Interest Expense
Interest rate instruments		―		(3)		―	Gain on Sale of Equity Interests and Assets
Interest rate instruments		12		10		10	Equity Earnings, Before Income Tax
Interest rate instruments		13		―		―	Equity Earnings, Net of Income Tax
Commodity contracts not subject to
rate recovery		(14)		(8)		(1)	Revenues: Energy-Related Businesses
Total before income tax		29		20		20
		(4)		(3)		(4)	Income Tax Expense
Net of income tax		25		17		16
		(15)		(11)		(9)	Earnings Attributable to Noncontrolling Interests
		$10		$6		$7

Pension and other postretirement benefits:
Net actuarial gain	$	―	$	―		$3	See note (2) below
Amortization of actuarial loss		14		23		10	See note (2) below
Total before income tax		14		23		13
		(6)		(9)		(5)	Income Tax Expense
Net of income tax		$8		$14		$8

Total reclassifications for the period, net of tax		$18		$20		$285
SDG&E:
Financial instruments:
Interest rate instruments		$12		$11		$9	Interest Expense
		(12)		(11)		(9)	Earnings Attributable to Noncontrolling Interest
	$	―	$	―	$	―

Pension and other postretirement benefits:
Net actuarial gain	$	―	$	―		$2	See note (2) below
Amortization of actuarial loss		1		3		1	See note (2) below
Total before income tax		1		3		3
		―		(1)		(1)	Income Tax Expense
Net of income tax		$1		$2		$2

Total reclassifications for the period, net of tax		$1		$2		$2
SoCalGas:
Financial instruments:
Interest rate instruments		$1		$1		$1	Interest Expense
		(1)		(1)		―	Income Tax Expense
Net of income tax	$	―	$	―		$1

Pension and other postretirement benefits:
Amortization of actuarial loss	$	―		$5		$1	See note (2) below
Total before income tax		―		5		1
		―		(2)		―	Income Tax Expense
Net of income tax	$	―		$3		$1

Total reclassifications for the period, net of tax	$	―		$3		$2
(1)							Represents cumulative foreign currency translation adjustment related to the impairment of our Argentine investments in 2006, which is substantially offset by an accrued liability established at that time. We provide additional information about these investments in Note 4.
(2)							Amounts are included in the computation of net periodic benefit cost (see "Net Periodic Benefit Cost" in Note 7).

Schedule Of Noncontrolling Interests [Abstract]
Schedule Of Noncontrolling Interests
OTHER NONCONTROLLING INTERESTS
(Dollars in millions)
	Percent ownership held by others
	December 31,		December 31,
	2015	2014	2015	2014
SDG&E:
Otay Mesa VIE	100%	100%	$53	$60
Sempra South American Utilities:
Chilquinta Energía subsidiaries(1)	23.5 - 43.4	23.6 - 43.4	21	23
Luz del Sur	16.4	16.4	164	177
Tecsur	9.8	9.8	4	4
Sempra Mexico:
IEnova, S.A.B. de C.V.	18.9	18.9	468	452
Sempra Natural Gas:
Bay Gas Storage Company, Ltd.	9.1	9.1	25	23
Liberty Gas Storage, LLC	23.2	25.0	14	14
Southern Gas Transmission Company	49.0	49.0	1	1
Total Sempra Energy			$750	$754
(1)	Chilquinta Energía has four subsidiaries with noncontrolling interests held by others. Percentage range reflects the highest and lowest ownership percentages among these subsidiaries.

Schedule Of Utilities Revenues [Abstract]
Schedule Of Utilities Revenues
TOTAL UTILITIES REVENUES AT SEMPRA ENERGY CONSOLIDATED(1)
(Dollars in millions)
	Years ended December 31,
	2015	2014	2013
Electric revenues	$5,158	$5,209	$4,911
Natural gas revenues	4,096	4,549	4,398
Total	$9,254	$9,758	$9,309
(1) Excludes intercompany revenues.

Schedule Of Due To And From Affiliates [Abstract]
Schedule Of Amounts Due To and From Affiliates at SDG&E and SoCalGas
AMOUNTS DUE FROM (TO) UNCONSOLIDATED AFFILIATES
(Dollars in millions)
	December 31,
	2015		2014
Sempra Energy Consolidated:
Total due from various unconsolidated affiliates - current		$6		$38

Sempra South American Utilities(1):
Eletrans S.A.:
4% Note(2)		$72		$41
Sempra Mexico(1):
Affiliate of joint venture with Petróleos Mexicanos(3)
Note due November 13, 2017(4)(5)		3		44
Note due November 14, 2018(4)		42		40
Note due November 14, 2018(4)		34		33
Note due November 14, 2018(4)		8		8
Energía Sierra Juárez:
Note due June 15, 2018(6)		24		22
Sempra Natural Gas:
Cameron LNG JV		3		―
Total due from unconsolidated affiliates - noncurrent		$186		$188

Total due to various unconsolidated affiliates - current		$(14)		$(2)
SDG&E:
Total due from various unconsolidated affiliates - current		$1		$1

Sempra Energy		$(34)		$(17)
SoCalGas		(13)		(4)
Affiliate		(8)		―
Total due to unconsolidated affiliates - current		$(55)		$(21)

Income taxes due from Sempra Energy(7)		$28		$16
SoCalGas:
Sempra Energy(8)		$35	$	―
SDG&E		13		4
Total due from unconsolidated affiliates - current		$48		$4

Sempra Energy	$	―		$(13)
Total due to unconsolidated affiliate - current	$	―		$(13)

Income taxes due from Sempra Energy(7)		$1		$9
(1)	Amounts include principal balances plus accumulated interest outstanding.
(2)	U.S. dollar-denominated loan, at a fixed interest rate with no stated maturity date, to provide project financing for the construction of transmission lines at Eletrans S.A., an affiliate of Chilquinta Energía.
(3)	Petróleos Mexicanos (or PEMEX, the Mexican state-owned oil company).
(4)	U.S. dollar-denominated loan, at a variable interest rate based on a 30-day LIBOR plus 450 basis points (4.93 percent at December 31, 2015), to finance the Los Ramones Norte pipeline project.
(5)	In May 2015, $41 million was paid with proceeds from project financing at the affiliate.
(6)	U.S. dollar-denominated loan, at a variable interest rate based on a 30-day LIBOR plus 637.5 basis points (6.80 percent at December 31, 2015), to finance the first phase of the Energía Sierra Juárez wind project.
(7)	SDG&E and SoCalGas are included in the consolidated income tax return of Sempra Energy and are allocated income tax expense from Sempra Energy in an amount equal to that which would result from each company having always filed a separate return.
(8)	Net receivable includes outstanding advances to Sempra Energy of $50 million at December 31, 2015 at an interest rate of 0.11 percent.

Schedule Of Revenues From Affiliates [Abstract]
Schedule Of Revenues From Unconsolidated Affiliates
REVENUES FROM UNCONSOLIDATED AFFILIATES
(Dollars in millions)
	Years ended December 31,
	2015	2014	2013
Sempra Energy Consolidated	$26	$13	$4
SDG&E	10	13	12
SoCalGas	75	69	70

Schedule of Cost of Sales from Affiliates [Abstract]
Schedule of Cost of Sales from Unconsolidated Affiliates
COST OF SALES FROM UNCONSOLIDATED AFFILIATES
(Dollars in millions)
	Years ended December 31,
	2015	2014	2013
Sempra Energy Consolidated	$107	$78	$78
SDG&E	49	17	19

Schedule Of Other Income (Expense) [Abstract]
Schedule Of Other Income (Expense)
OTHER INCOME, NET
(Dollars in millions)
	Years ended December 31,
	2015	2014	2013
Sempra Energy Consolidated:
Allowance for equity funds used during construction	$107	$106	$75
Investment gains(1)	3	27	39
Electrical infrastructure relocation income(2)	7	21	4
(Losses) gains on interest rate and foreign exchange instruments, net	(4)	(15)	17
Sale of other investments	11	2	―
Foreign currency transaction losses	(7)	(15)	(3)
Regulatory interest, net(3)	3	6	5
Sundry, net	6	5	3
Total	$126	$137	$140
SDG&E:
Allowance for equity funds used during construction	$37	$37	$39
Regulatory interest, net(3)	3	6	4
Sundry, net	(4)	(3)	(3)
Total	$36	$40	$40
SoCalGas:
Allowance for equity funds used during construction	$36	$26	$17
Regulatory interest, net(3)	―	―	1
Sundry, net	(6)	(6)	(7)
Total	$30	$20	$11
(1)	Represents investment gains on dedicated assets in support of our executive retirement and deferred compensation plans. These amounts are partially offset by corresponding changes in compensation expense related to the plans.
(2)	Income at Luz del Sur associated with the relocation of electrical infrastructure.
(3)	Interest on regulatory balancing accounts.